Financial Instruments	12 Months Ended
Dec. 31, 2022
Text block1 [abstract]
Financial Instruments
4 – Financial Instruments

A.	Capital Risk Management
The Company manages its capital such that it endeavors to continue as a going concern while maximizing the return to stakeholders through the optimization of the debt and equity balance. At December 31, 2022, the capital structure of the Company consists of $1,414.7 million (2021 — $592.6 million) of equity attributable to common shareholders, comprising issued share capital (note 10), accumulated reserves, retained earnings and accumulated other comprehensive loss. The Company was not subject to any externally imposed capital requirements. The
C
ompany complies with certain covenants under the ESG Revolving Facility agreement governing bank debt. The Company was in compliance with the debt covenants described in note 11 as at December 31,
2022.

B.	Fair Value Estimation
The fair value hierarchy establishes three levels to classify the inputs of valuation techniques used to measure fair value. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy are described below:
Level
 1

|

Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. Investments in common shares and warrants held that have direct listings on an exchange are classified as
Level 1.

Level
 2

|

Quoted
prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability. Investments in warrants and convertible debt instruments held that are not listed on an exchange are classified as Level 2. The fair value of warrants, convertible debt instruments and related instruments are determined using a BSM based on relevant assumptions including risk free interest rate, expected dividend yield, expected volatility and expected warrant life which are supported by observable current market conditions. The use of reasonably possible alternative assumptions would not significantly impact the Company’s results.
Level
 3

|

Inputs that are unobservable (supported by little or no market activity). When a fair value measurement of a Stream, royalty and other interest is required, it is determined using unobservable discounted future cash flows. As a result, the fair values are classified within Level 3 of the fair value hierarchy.
The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as at December 31, 2022 and December 31, 2021.
As at December 31, 2022:

In $000s	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Short-term Investments

Convertible debt	$1,272	$-	$1,272	$-
Long-term Investments

Common shares held	$19,025	$19,025	$-	$-

Warrants and other	2,088	-	2,088	-

Convertible debt	105,004	-	105,004	-

	$127,389	$19,025	$108,364	$-

As at December 31, 2021:

In $000s	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Long-term Investments

Common shares held	$21,486	$21,486	$-	$-

Warrants and other	1,666	—	1,666	-

Convertible debt	904	—	904	-

	$24,056	$21,486	$2,570	$-
The

fair value of the Company’s other financial instruments, which include cash and cash equivalents, trade and other receivables, loans receivable which are included in investments, and trade and other payables, approximate their carrying values at December 31, 2022 and December 31, 2021 due to their short-term nature. The fair value of the Company’s bank debt, which is measured using Level 2 inputs, approximates its carrying value due to the nature of its market-based rate of interest. There were no
transfers between the levels of the fair value hierarchy during the year ended December 31, 2022 and the year ended December 31,
2021.

C.	Credit Risk
The Company’s credit risk is limited to cash and cash equivalents, loans receivable which are included in short and long-term investments, trade and other receivables, and the Company’s investments in convertible debentures. The Company’s trade and other receivables are subject to the credit risk of the counterparties who own and operate the mines underlying Sandstorm’s royalty portfolio. In order to mitigate its exposure to credit risk, the Company closely monitors its financial assets and maintains its cash deposits in several high-quality financial institutions. The impact of expected credit losses on trade receivables and financial assets held at amortized cost is not material.
The Company’s investments in debentures are subject to counterparties’ credit risk. In particular, the Company’s convertible debentures due from Horizon Copper Corp. (“Horizon Copper”), Bear Creek Mining Corporation (“Bear Creek”) and Sandbox Royalties Corp. (“Sandbox”) are subject to their respective credit risk, the Company’s ability to realize on its security and the net proceeds available under that security.

D.	Liquidity Risk
The Company has in place a planning and budgeting process to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. In managing liquidity risk, the Company takes into account the amount available under the Company’s revolving credit facility, anticipated cash flows from operating activities and its holding of cash and cash equivalents. As at December 31, 2022, the Company had cash and cash equivalents of $7.0 million (December 31, 2021 — $16.2 million). Sandstorm holds common shares, convertible debentures, warrants, investments and loans receivable of other companies with a combined fair market value as at December 31, 2022 of $129.9 million (December 31, 2021 — $29.1 million). The daily exchange traded volume of these shares, including the shares underlying the warrants, may not be sufficient for the Company to liquidate its position in a short period of time without potentially affecting the market value of the shares.
 The Company’s trade and other payables (described further in note 9) are due within one year. The Company’s contractual obligations related to bank debt and interest are disclosed in note 16.

E.	Market Risk
Market risk is the risk that the fair value or cash flows of a financial instrument will fluctuate due to changes in interest rates, exchange rates or other prices such as equity prices and commodity prices.

INTEREST RATE RISK
The Company is exposed to interest rate risk on its bank debt and its investments in debentures. As further disclosed in note 1
1
, the Company’s bank debt is subject to a floating interest rate. The Company monitors its exposure to interest rates. During the year ended December 31, 2022, a 1% increase (decrease) in nominal interest rates would have increased (decreased) interest expense by approximately $2.4 million and would not have a material impact on the fair value of the Company’s investments in debentures. During the year ended December 31, 2021, a 1% increase (decrease) in nominal interest rates would not have had a material impact on interest expense or on the fair value of the Company’s investments in convertible debentures.
CURRENCY RISK
Financial instruments that impact the Company’s net income or other comprehensive income due to currency fluctuations include cash and cash equivalents, loans receivable which are included in investments, trade and other receivables and trade and other payables denominated in Canadian dollars. Based on the Company’s Canadian dollar denominated monetary assets and monetary liabilities at December 31, 2022, a 10% increase (decrease) of the value of the Canadian dollar relative to the United States dollar would not have a material impact on net income or other comprehensive income.
OTHER PRICE RISK
The Company is exposed to equity price risk as a result of holding investments in other mining companies. The Company does not actively trade these investments. The equity prices of investments are impacted by various underlying factors including commodity prices, the volatility in global markets as a result of expectations of inflation and global events including the conflict between Russia and Ukraine. Based on the Company’s investments held as at December 31, 2022, a 10% increase (decrease) in the equity prices of these investments would increase (decrease) other comprehensive income by $1.9 million and would not have a material impact on net income.